Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Maturity of highly liquid investments	Three months or less
Maturity of certificate	More than three months
Carrying value of cash held in money market funds	$ 27,000,000
Allowance recorded	0
Impairment losses recognized	0
Deferred revenue interest	0	0
Assumed expected dividend rate	0.00%
Excess tax benefits for tax deductions	0	0
Level 2 [Member]
Significant Accounting Policies [Line Items]
Assets measured using quoted prices	0
Liabilities measured using quoted prices	0
Level 3 [Member]
Significant Accounting Policies [Line Items]
Assets measured using quoted prices	0
Liabilities measured using quoted prices	$ 0
Minimum [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years